Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Variable Interest Entity, Primary Beneficiary [Member] | Cash and cash equivalents [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	$ 881		$ 145
Variable Interest Entity, Primary Beneficiary [Member] | Accounts receivable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	972		925
Variable Interest Entity, Primary Beneficiary [Member] | Inventories [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	113		138
Variable Interest Entity, Primary Beneficiary [Member] | Other current assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	176		205
Variable Interest Entity, Primary Beneficiary [Member] | Investments [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	6,552		6,701
Variable Interest Entity, Primary Beneficiary [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	27,912		28,021
Variable Interest Entity, Primary Beneficiary [Member] | Intangible Assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	8,790		9,662
Variable Interest Entity, Primary Beneficiary [Member] | Regulatory assets, deferred charges, and other noncurrent assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	507		467
Variable Interest Entity, Primary Beneficiary [Member] | Accounts payable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(957)		(589)
Variable Interest Entity, Primary Beneficiary [Member] | Accrued liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(857)		(1,122)
Variable Interest Entity, Primary Beneficiary [Member] | Commercial Paper [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	0		(93)
Variable Interest Entity, Primary Beneficiary [Member] | Long-term debt due within one year [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(501)		(785)
Variable Interest Entity, Primary Beneficiary [Member] | Long-term Debt [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(15,996)		(17,685)
Variable Interest Entity, Primary Beneficiary [Member] | Deferred Income Tax Liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(16)		(20)
Variable Interest Entity, Primary Beneficiary [Member] | Noncurrent asset retirement obligations [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(944)		(798)
Variable Interest Entity, Primary Beneficiary [Member] | Deferred Revenue Noncurrent [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(1,119)		(1,048)
Variable Interest Entity, Primary Beneficiary [Member] | Regulatory liabilities, deferred income, and other noncurrent liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ (1,690)		$ (812)
Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	51.00%
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company Llc [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	41.00%
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company Llc [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity [Line Items]
Capitalized project development costs, Cumulative	$ 381
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company Llc [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	$ 740
Variable Interest Entity, Primary Beneficiary [Member] | Cardinal Gas Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	66.00%
Variable Interest Entity, Primary Beneficiary [Member] | Jackalope Gas Gathering Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%
General and Limited Partner [Member] | Williams Partners L.P. [Member]
Variable Interest Entity [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	74.00%	60.00%
Variable Interest Entity Ownership Percentage	74.00%